Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical revenue		$ 716,172	$ 767,023	$ 673,509
Non aeronautical revenue
Commercial revenue		507,015	555,504	522,199
Construction service revenue		198,417	250,112	165,065
Other revenue		4,541	2,514	5,563
Total revenue		1,426,145	1,575,153	1,366,336
Over time
Non aeronautical revenue
Timing of revenue recognition		1,135,108	1,264,131	1,088,224
At a point in time
Non aeronautical revenue
Timing of revenue recognition		43,293	29,147	21,422
Revenues outside the scope of IFRS 15 and IAS 18
Non aeronautical revenue
Timing of revenue recognition	[1]	$ 247,744	$ 281,875	$ 256,690

[1]	IFRS 15 as of December 31, 2018 and IAS 18 as of December 31, 2017 and 2016.